Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Balance	£ 28,097	£ 3,264
Additions	14,259	1,889
Acquisition of subsidiaries	256,590	22,944
Balance	298,946	28,097
Accumulated amortization
Balance	(1,437)	(76)
Charge for the year	(30,502)	(1,361)
Impairment loss	(5,493)
Balance	(37,432)	(1,437)
Net book value
Balance	261,514	26,660	£ 3,188
Domain names [Member]
Cost
Balance	51	20
Additions	22	31
Acquisition of subsidiaries
Balance	73	51
Accumulated amortization
Balance	(9)	(4)
Charge for the year	(25)	(5)
Impairment loss
Balance	(34)	(9)
Net book value
Balance	39	42	16
Development costs and software [Member]
Cost
Balance	5,353	3,244
Additions	14,237	1,858
Acquisition of subsidiaries	36,588	251
Balance	56,178	5,353
Accumulated amortization
Balance	(1,428)	(72)
Charge for the year	(6,622)	(1,356)
Impairment loss	(5,493)
Balance	(13,543)	(1,428)
Net book value
Balance	42,635	3,925	3,172
Customer relationships [Member]
Cost
Balance
Additions
Acquisition of subsidiaries	21,109
Balance	21,109
Accumulated amortization
Balance
Charge for the year	(21,109)
Impairment loss
Balance	(21,109)
Net book value
Balance
Brand [Member]
Cost
Balance
Additions
Acquisition of subsidiaries	2,746
Balance	2,746
Accumulated amortization
Balance
Charge for the year	(2,746)
Impairment loss
Balance	(2,746)
Net book value
Balance
Goodwill [Member]
Cost
Balance	22,693
Additions
Acquisition of subsidiaries	196,147	22,693
Balance	218,840	22,693
Accumulated amortization
Balance
Charge for the year
Impairment loss
Balance
Net book value
Balance	£ 218,840	£ 22,693